Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Disclosures [Abstract]
Schedule of Compensation to Key Management Personnel

Compensation to key management personnel of the Company:

($000s)	2024	2023
Compensation of directors:
Directors’ fees	836	734
Stock-based compensation	573	435
	1,409	1,169

Compensation of key management personnel:
Salaries and benefits and consulting fees	8,701	7,632
Stock-based compensation	2,592	2,511
	11,293	10,143
	12,702	11,312